Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] € / shares in Units, € in Millions	Apr. 16, 2018 USD ($)	Apr. 13, 2018 EUR (€) € / shares	Apr. 27, 2018 USD ($)
Benefits Provided to Applicable Retirees [Member]
Subsequent Event [Line Items]
Benefits modifications estimated to result in reduction of plan liability	$ 500,000,000
Benefits modifications estimated plan liability	$ 550,000,000
Pre-tax income amortization period from OCI to the income statement	4 years 6 months
Common Shares [Member]
Subsequent Event [Line Items]
Dividend approved per share | € / shares		€ 0.14
Dividend distribution amount | €		€ 190
Stock buyback program repurchase of common stock authorized amount			$ 700,000,000
Stock buyback program percentage of shares authorized to be repurchased		10.00%
Stock buyback program authorized period		18 months
Stock buyback program start date		Apr. 13, 2018
Common Shares [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock buyback program expiration date		Oct. 12, 2019